Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s financial position, its results of operations and its cash flows, as applicable, have been made. Interim results are not necessarily indicative of results to be expected for the full year. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and note thereto as of and for the years ended June 30, 2025 and 2024.

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

Management makes these estimates using the best information available when the calculations are made. Significant accounting estimates reflected in the Group’s its unaudited condensed consolidated financial statement include the useful lives of plant and equipment, impairment of long-lived assets, operating right-of-use assets and lease liabilities (including lease term and discount rate assumptions), allowance for credit loss, revenue recognition, deferred taxes and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation

The accompanying unaudited condensed consolidated financial statements are presented in United States Dollars (“USD” or “$”), which is the reporting currency of the Group. The functional currency of the Company’s subsidiaries in Hong Kong is Hong Kong Dollars (“HKD” or “HK$”), the functional currency of its subsidiary in Singapore is Singapore Dollars (“SGD” or “S$”), and the functional currency of its subsidiary incorporated in the British Virgin Islands is United States Dollars. These are considered their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters.”

The Group’s assets and liabilities are translated into USD from HKD and SGD at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

Translation of amounts from HKD and SGD into USD has been made at the following exchange rates:

	For the six-months ended December 31,
	2025	2024
Six months end $: HK$ exchange rate	7.8000	7.8000
Six months end average $: HK$ exchange rate	7.8000	7.8000
Six months end $: S$ exchange rate	1.2845	1.3597
Six months end average $: S$ exchange rate	1.2905	1.3498

Cash and cash equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Group maintains all bank accounts in Hong Kong, Mainland China and Singapore. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance (Chapter 581 of the laws of Hong Kong). The maximum protection was up to HKD500,000 and has been raised to HKD800,000 from October 1, 2024 per depositor per Scheme member, including both principal and interest.

Restricted cash

Restricted cash represents amounts held in 6-month to 12-month fixed deposit accounts, which generates interest income. As of December 31, 2025 and June 30, 2025, the Group held fixed deposit accounts of $Nil and $886. The interest earned on restricted cash for the six months ended December 2025 and 2024 was $1,698 and $12,581. The interest rates on these fixed deposits ranged from 2.9% to 4.46%. The Group recognized interest income from fixed deposit accounts as other income in the consolidated statements of operations and comprehensive income for the six months ended December 31, 2025 and 2024.

Prepayment, deposits and other current assets

Prepayment is mainly payment made to vendors or services providers for future services that have not been provided and prepaid rent. These amounts are non-refundable and bear no interest.

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

Other current assets, net, primarily consists of interest income receivables from fixed deposits bank accounts.

Management reviews periodically to determine if the allowance is adequate and adjusts the allowance when necessary. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. No impairment loss was recognized for the six months ended December 31, 2025 and 2024.

Plant and equipment, net

Plant and equipment are carried at cost less accumulated depreciation and any impairment losses. Depreciation is provided over their estimated useful lives, using the straight-line method. The Group typically applies a salvage value of 0%. The estimated useful lives of the plan and equipment are as follows:

Leasehold improvement	life of lease
Furniture and fixtures	5 years
Computer	5 years
Office equipment	5 years
Motor vehicle	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Group’s consolidated statements of operations and comprehensive income. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Impairment of long-lived assets

Long-lived assets, representing property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2025 and 2024, no impairment of long-lived assets was recognized.

Deferred IPO costs

The Company capitalizes certain legal, accounting, and other direct and incremental costs incurred in connection with its planned initial public offering (“IPO”). These deferred offering costs are recorded as a non-current asset on the balance sheet. Upon successful completion of the IPO, the deferred offering costs are reclassified as a reduction of the IPO proceeds in shareholders’ equity. If the IPO is abandoned, these costs are immediately expensed in the period of abandonment.

Lease

Effective July 1, 2022, the Group adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Group also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Group does not have reasonable certainty at lease inception that these options will be exercised. The Group generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Group has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

As of December 31, 2025 and June 30, 2025, there were approximately $189,264 and $255,389 right of use (“ROU”) assets and approximately $213,948 and $273,814 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Group’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Prime lending Rate 5.625% p.a. was the most indicative rate of the Group’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Group was 5.625%.

Related parties

The Group adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significantly influence the management or operating policies of the entity. The Group discloses all significant related party transactions.

Contract liabilities

The Group bills its clients based upon contractual schedules. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities.

Contract liabilities represent the upfront payments received upon acceptance of quotation for corporate secretarial services/accounting services/IP registration services and advances from clients related to the services. Advance payments in excess of related accounts receivable are presented as contract liabilities on the consolidated balance sheets. The Group recognized contract liabilities of $665,565 and $560,621 as at December 31, 2025 and June 30, 2025.

Recent accounting pronouncements

Recent issued Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2024-03 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (“ASU 2024-03”) to expand expense disclosures by requiring disaggregated disclosure of certain income statement expense line items, including those that contain purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, or our fiscal 2028, and subsequent periods, with early adoption permitted. The amendments should be applied prospectively, but retrospective application is permitted. We are currently assessing the impact of the requirements on our consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, which is an update to Topic 280, Segment Reporting. The amendments in this Update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this update: (1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”), (2) Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss, (3) Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods, and (4) Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s unaudited condensed consolidated financial statements. In other words, in addition to the measure that is most consistent with the measurement principles under generally accepted accounting principles (GAAP), a public entity is not precluded from reporting additional measures of a segment’s profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources, (5) Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and (6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. The amendments in this Update also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. We are evaluating the effect this guidance will have on our segment disclosures.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. We are evaluating the effect this guidance will have on our tax disclosures.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated balance sheets, statements of operations and comprehensive income and cash flows.

Revenue Recognition

Effective July 1, 2022, the Group adopted ASC 606 “Revenue from Contracts with Customers”, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after July 1, 2022 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Group’s historic accounting under ASC Topic 605. The Group’s accounting for revenue remains substantially unchanged. There were no cumulative effect adjustments for service contracts in place prior to July 1, 2022. The effect from the adoption of ASC Topic 606 was not material to the Group’s consolidated financial statements.

five-step model defined by ASC Topic 606 requires the Group to:

1.      identify its contracts with customers;

2.      identify its performance obligations under those contracts;

3.      determine the transaction prices of those contracts;

4.      allocate the transaction prices to its performance obligations in those contracts; and

5.      recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration the relevant IP registration or renewal is successfully expected in exchange for those services.

The Group enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Group will collect considerations from its customers for service component.

Under ASC 606, the Company has evaluated whether it acts as a principal or an agent in its revenue transactions. The distinction is crucial as it affects how revenue is recognized:

Principal:    The Company acts as the principal if it controls the specified goods or services before they are transferred to the customer. As a principal, the Company recognizes revenue for the gross amount of consideration expected from the customer.

Agent:    The Company acts as an agent if it facilitates the provision of goods or services by another party. As an agent, revenue is recognized as the net amount of the fee or commission earned for arranging the goods or services.

For all the revenue types described below, the Company has determined that it acts as the principal. This conclusion is based on the Company’s control over the goods or services before they are transferred to the customer, its primary responsibility for fulfilling the contract, its exclusive right to select service providers, and its discretion in establishing pricing.

The Group currently generates its revenue from the following:

Corporate Secretarial Services — Continuous Services

The Group provides Corporate Secretarial Services, including acting as a named Company Secretary, providing a registered office address, and serving as a designated representative for both Hong Kong and offshore companies.

The Group enters into fixed-price service agreements with customers, specifying the services to be delivered, the transaction price, and the payment terms. These contracts typically cover a 12-month service period with no variable consideration.

The performance obligation is identified as a single combined performance obligation because the services are highly interrelated, and the client benefits from them as a complete package. The Group recognizes revenue over time, as the customer receives and consumes the benefits of the Group’s services throughout the contract period. Revenue is recognized on a straight-line basis over the 12-month service period. Payment terms are typically structured with an upfront payment covering the first portion of the service, with subsequent payments made at agreed intervals during the service period.

Corporate Secretarial Services — One-off Services

The Group provides One-off Corporate Secretarial Services for both Hong Kong and Offshore companies, including new company incorporation, handling business registration, and other ad hoc corporate services. The Group enters into fixed-price service agreements, specifying the services to be delivered, the transaction price, and the payment terms. Contracts typically cover a one-time service with no variable consideration.

The performance obligation is identified as a single obligation to ensure that the customer receives the necessary corporate services. Since the client does not benefit from the service until it is fully completed, the Group recognizes revenue at a point in time, when the service is completed and delivered to the client. Revenue is recognized upon completion of the service. Payment terms typically include an upfront payment upon signing the contract, with the remaining balance due upon completion of the service.

Accounting Services

The Group provides accounting services to its customers, including bookkeeping, financial report preparation, tax computation, and related filings, under fixed-price service agreements. These agreements specify the services to be provided, the transaction price, and the payment terms. The contracts are typically short-term (under 12 months) with no variable consideration.

The performance obligations are the distinct services promised in the agreements. Each service is a separate performance obligation. Revenue is recognized at a point in time, when (i) accounting service is rendered; financial report preparation is delivered; and (iii) tax filing is completed to customers.

Revenue is recognized at a point in time when performance obligation is satisfied, typically upon the completion and delivery of the financial statements, or tax filings, or other accounting deliverables as outlined in the contract.

Revenue is recognized when the deliverables are provided to the customer, typically at the conclusion of the contract. Payment terms generally include an upfront deposit, with the remaining balance paid upon completion of the accounting services.

Intellectual Property (IP) Registration Services

The Group provides intellectual property registration services, including conducting IP searches, filing IP applications, and processing renewals. The Group enters into fixed-price service agreements with its clients, specifying the services to be delivered, the transaction price, and the payment terms. Contracts are typically satisfied within a year with no variable consideration.

The performance obligation is identified as a single obligation because the various services involved (search, application, renewal) are not distinct within the context of the contract and are provided as part of a complete service package. The Group recognizes revenue at a point in time when the IP registration process is completed, such as when an IP application is successfully filed or renewed.

Revenue is recognized when the relevant IP registration or renewal is successfully completed and accepted. Payment terms typically include an upfront payment, with the remaining balance payable upon completion of the registration or renewal process.

Revenue Recognition and Transaction Price Allocation

The Company recognizes revenue based on the five-step model under ASC 606. Below is a discussion of transaction price allocation and performance obligations by segment:

Corporate Secretarial Services

For Hong Kong, the transaction price is typically specified as a single fee in the service agreement and allocated entirely to the combined performance obligation of acting as a named company secretary, providing a registered office address, and serving as a designated representative. These services are highly interrelated and delivered continuously over the 12-month contract period, with revenue recognized evenly over time as the services are provided. For offshore jurisdictions, such as the Cayman Islands or the British Virgin Islands, the transaction price for annual compliance filings is allocated entirely to the single performance obligation of ensuring compliance with the relevant filing requirements. Revenue is recognized at a point in time upon completion of the filings.

Accounting Services

The transaction price in service contracts is allocated to distinct performance obligations, including bookkeeping, financial statement preparation, and tax filings. Each service provides standalone value and is recognized separately: bookkeeping upon as services are performed, financial statements upon their delivery, and tax filings upon submission to tax authorities. Revenue is recognized at these distinct points in time as each obligation is satisfied. The transaction price for each contract is allocated based on Standalone Selling Prices (SSP) determined through observable market pricing, cost-plus margin analysis, or market-adjusted pricing models. The relative SSP method is applied to ensure fair allocation of revenue among distinct services. Discounts, if any, are allocated proportionally across performance obligations unless specifically attributed to a single component.

IP Registration Services

The transaction price is determined based on the total fee for IP-related activities, such as application filings, renewals, and searches. These activities are interdependent and provided as part of a single service package. The transaction price is allocated to the combined performance obligation and recognized at a point in time when the IP registration milestone is achieved, such as the successful filing or renewal of an application.

The details of revenue and cost of revenue of the Group is as follows:

	For the Six months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue	$2,616,012	$2,589,890
Revenue – related parties	22,828	22,707
Cost of Revenue	(1,508,546)	(1,261,676)
Cost of Revenue – related parties	(93,584)	(223,542)
Gross Profit	$1,036,710	$1,127,379
Gross Profit Margin	39.3%	43.2%

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the Six months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Corporate secretarial services	$1,596,118	$1,525,397
Corporate secretarial services – related party	22,828	22,707
Accounting services	624,430	493,520
IP registration services	395,464	570,973
Total	$2,638,840	2,612,597

In accordance with ASC 606, we recognize revenue when control of the promised services is transferred to our customers. The disaggregation of revenue by timing of transfer is as follows:

	For the Six months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue recognized over time:
– Corporate secretarial services – continuous services	$886,941	$863,971

Revenue recognized at a point in time:
– Corporate secretarial services – one-off services	732,005	684,133
– Accounting services	624,430	493,520
– IP registration services	395,464	570,973
Total	$2,638,840	$2,612,597

Cost of Revenues

Cost of revenues primarily includes direct costs associated with delivering our services. These costs include:

•        Corporate Secretarial Services:    Staff costs, Business registration fees, government filing fees, and other third-party costs incurred to fulfill client engagements.

•        Accounting Services:    Staff costs, freelancer fees and costs related to outsourced accounting support.

•        Intellectual Property Registration Services:    Staff costs and fees paid to third-party IP agents and filing costs.

The cost of revenues is recognized as incurred, aligning with the timing of the corresponding revenue recognition.

Accounts receivable, net

Accounts receivable represents trade accounts due from customers. The trade receivables are all without customer collateral and interest is not accrued on past due accounts. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. The approach considers factors including historical ageing schedule and forward-looking macroeconomic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2025 and June 30, 2025, the balance of allowance for doubtful accounts for accounts receivable was $15,901 and $14,237, respectively.

Expected credit loss

ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including salaries and related Mandatory Provident Fund (“MPF”) costs for our operations and support personnel, carpark rental and office management fees, professional services fees, depreciation, travelling expenses, office supplies, utilities, communication and expenses related to general operations.

Selling and marketing expenses

Selling and marketing expenses consist primarily of promotion expenses and media expense.

Retirement benefits

Retirement benefits in the form of mandatory defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of revenues.

Income Taxes

The Group accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets are dependent upon future earnings, if any, of which the timing and amount are uncertain.

Comprehensive Income

The Group presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Earnings Per Share

The Group computes earnings per share (“EPS”) following ASC Topic 260, “Earnings per share.” Basic EPS is measured as the income or loss available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the six months ended December 31, 2025 and 2024.

Segment Reporting

The Group follows FASB ASC Topic 280, Segment Reporting, segments are defined as components of a company that engage in business activities from which they may earn revenues and incur expenses, and for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker, who is our chief executive officer, manages the business under three operating segments, which are our reportable segments: (1) Corporate Secretarial Services, (2) Accounting Services; (3) IP Registration Services.